Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2016 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 HKD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 HKD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 HKD ($) shares	Dec. 31, 2016 HKD ($) shares
Disclosure of Share-based Compensation [Line Items]
Granted | shares	12,034,480
2014 Share Incentive Plan
Disclosure of Share-based Compensation [Line Items]
Number of options outstanding beginning balance | shares		53,498,273	53,498,273	96,704,847	96,704,847
Arising from business combination | shares						98,821,647	98,821,647
Anti-dilution adjustments | shares		4,731,938	4,731,938
Exercised | shares				(39,262,654)	(39,262,654)
Forfeited | shares		(1,494,002)	(1,494,002)	(3,943,920)	(3,943,920)	(2,116,800)	(2,116,800)
Number of options outstanding ending balance | shares		56,736,209	56,736,209	53,498,273	53,498,273	96,704,847	96,704,847
Number of options Vested and expected to vest | shares				49,573,551		87,734,832			49,573,551	87,734,832
Number of options exercisable | shares		50,155,161		33,196,944		59,808,852		50,155,161	33,196,944	59,808,852
Number of options non vested | shares		6,581,048		20,301,329		36,895,995		6,581,048	20,301,329	36,895,995
Weighted-average exercise price options outstanding beginning balance		$ 0.21		$ 0.25
Weighted-average exercise price options arising from business combination						$ 0.25
Weighted-average exercise price options forfeited		0.24		0.24		0.29
Weighted-average grant date fair value options exercised				0.30
Weighted-average exercise price options outstanding ending balance		0.19		0.21		0.25
Weighted-average exercise price options Vested and expected to vest				0.21		0.24
Weighted-average exercise price options exercisable		0.18		0.18		0.25
Weighted-average exercise price options non vested		0.25		0.26		0.24
Weighted-average grant date fair value options outstanding beginning balance		2.09		2.05
Weighted-average grant date fair value options arising from business combination						2.04
Weighted-average grant date fair value options forfeited		2.05		2.08		1.98
Weighted-average grant date fair value options outstanding ending balance		1.94		2.09		2.05
Weighted-average grant date fair value options vested and expected to vest				2.09		2.04
Weighted-average grant date fair value options exercisable		1.94		2.11		2.03
Weighted-average grant date fair value options non vested		$ 1.91		2.06		$ 2.08
Weighted-average grant date fair value options exercised				$ 1.98
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure of Share-based Compensation [Line Items]
Number of options outstanding beginning balance | shares		26,961,386	26,961,386	12,034,480	12,034,480
Granted | shares		7,777,224	7,777,224	15,315,256	15,315,256	12,034,480	12,034,480
Anti-dilution adjustments | shares		2,384,714	2,384,714
Forfeited | shares		(1,037,021)	(1,037,021)	(388,350)	(388,350)
Number of options outstanding ending balance | shares		36,086,303	36,086,303	26,961,386	26,961,386	12,034,480	12,034,480
Number of options Vested and expected to vest | shares		28,604,121		18,362,420		7,944,083		28,604,121	18,362,420	7,944,083
Number of options exercisable | shares		7,252,971						7,252,971
Number of options non vested | shares		28,833,332		26,961,386		12,034,480		28,833,332	26,961,386	12,034,480
Weighted-average exercise price options outstanding beginning balance		$ 1.89		$ 2.53
Weighted-average exercise price options forfeited		1.35		0.29
Weighted-average exercise price options outstanding ending balance		2.75		1.89		$ 2.53
Weighted-average exercise price options Vested and expected to vest		2.58		1.87		2.53
Weighted-average exercise price options exercisable		1.76
Weighted-average exercise price options non vested		3.00		1.89		2.53
Weighted-average grant date fair value options outstanding beginning balance		2.17		1.03
Weighted-average grant date fair value options granted		3.27		3.10		1.03
Weighted-average grant date fair value options forfeited		1.85		3.39
Weighted-average grant date fair value options outstanding ending balance		2.24		2.17		1.03
Weighted-average grant date fair value options vested and expected to vest		2.38		2.18		1.03
Weighted-average grant date fair value options exercisable		1.75
Weighted-average grant date fair value options non vested		2.47		2.17		1.03
Weighted-average exercise price options granted		$ 6.76		$ 1.35		$ 2.53
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure of Share-based Compensation [Line Items]
Number of options outstanding beginning balance | shares		85,335	85,335	85,660	85,660	67,500	67,500
Granted | shares				32,410	32,410	53,160	53,160
Exercised | shares		(10,235)	(10,235)	(32,735)	(32,735)	(35,000)	(35,000)
Number of options outstanding ending balance | shares		75,100	75,100	85,335	85,335	85,660	85,660
Number of options Vested and expected to vest | shares		63,462		57,795		67,803		63,462	57,795	67,803
Number of options exercisable | shares		24,212		8,055		22,500		24,212	8,055	22,500
Number of options non vested | shares		50,888		77,280		63,160		50,888	77,280	63,160
Weighted-average exercise price options outstanding beginning balance			$ 208.93		$ 129.88		$ 55.18
Weighted-average grant date fair value options exercised			150.16		64.88		54.14
Weighted-average exercise price options outstanding ending balance			216.94		208.93		129.88
Weighted-average exercise price options Vested and expected to vest								$ 214.53	$ 208.52	$ 119.12
Weighted-average exercise price options exercisable								207.49	174.86	26.08
Weighted-average exercise price options non vested								221.43	212.48	166.85
Weighted-average grant date fair value options outstanding beginning balance			64.43		53.63		50.90
Weighted-average grant date fair value options granted					81.70		55.42
Weighted-average grant date fair value options outstanding ending balance			66.76		64.43		53.63
Weighted-average grant date fair value options vested and expected to vest								66.11	64.25	53.52
Weighted-average grant date fair value options exercisable								64.21	55.42	56.00
Weighted-average grant date fair value options non vested								$ 67.97	$ 65.37	$ 52.79
Weighted-average grant date fair value options exercised			$ 47.30		53.28		51.09
Weighted-average exercise price options granted					$ 272.36		$ 174.86